Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 110,452	¥ 107,221
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		17,638	14,407
Acquisition, Changes during year			2,289
Impairment, Changes during year		(723)
Other, Changes during year	[1]	2,345	942
Gross carrying amount, End of year		112,797	110,452
Accumulated Impairment, End of year		(93,537)	(92,814)
Net carrying amount, End of year		19,260	17,638
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		110,034	106,554
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		17,220	13,740
Acquisition, Changes during year			2,289
Impairment, Changes during year		(723)
Other, Changes during year	[1]	2,345	1,191
Gross carrying amount, End of year		112,379	110,034
Accumulated Impairment, End of year		(93,537)	(92,814)
Net carrying amount, End of year		18,842	17,220
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		418	667
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		418	667
Acquisition, Changes during year
Impairment, Changes during year
Other, Changes during year	[1]		(249)
Gross carrying amount, End of year		418	418
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 418	¥ 418

[1]	Includes currency translation adjustments.